Capital Emerging Markets Total Opportunities Fund
6455 Irvine Center Drive
Irvine, CA 92618

November 1, 2011

Document Control
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Capital Emerging Markets Total Opportunities Fund
File Nos. 333-176635 and 811-22605

Dear Sir or Madam:

On behalf of Capital Emerging Markets Total Opportunities Fund (the “Fund”), we hereby file Form N-1A, Pre-Effective Amendment No. 1 to the Fund’s Registration Statement under the Securities Act of 1933 and Amendment No. 1 to the Fund’s Registration Statement under the Investment Company Act of 1940, as amended.

Pursuant to Rule 461 and on behalf of the Fund and the Fund’s principal underwriter, American Funds Distributors, Inc., we respectfully request that the effectiveness of the Registration Statement be accelerated to November 4, 2010 at 9:30 a.m. Eastern Standard Time.

If you have any questions please do not hesitate to contact me at (213) 615-0404.

Sincerely,

/s/ Timothy W. McHale

Timothy W. McHale
Counsel

cc:	Mr. John Grzeskiewicz, Senior Counsel